Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Line Items]
Notes Payable

Note 9: Notes Payable

The following table summarizes the outstanding notes payable as of September 30, 2025, and December 31, 2024:

	September 30, 2025	December 31, 2024
Kishon Note	$431,666	$431,666
Finnegan Note 1	-	51,765
Finnegan Note 2	-	32,353
Finnegan Note 3	-	32,353
2025 Bridge Notes	210,000	-
Total Notes Payable	641,666	548,137

Current Portion	641,666	548,137
Long-term portion	$-	$-

Kishon Note

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Kishon Agreement”) with Kishon Investments, LLC (“Kishon”) with respect to the sale and issuance to Kishon of: (i) an initial commitment fee in the amount of $159,259 in the form of 12,741 shares (the “Kishon Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $277,777 (the “Kishon Note”), and (iii) Common Stock Purchase Warrants to purchase 5,556 shares of the Company’s common stock (the “Kishon Warrants”). Should Kishon receive net proceeds of less than $159,259 from the sale of the Kishon Commitment Fee Shares, the Company will issue additional shares to Kishon or pay the shortfall amount to Kishon in cash. The terms of the Kishon Agreement resulted in the Company recording a derivative liability in the initial amount of $27,793.

The Kishon Note was issued in the principal amount of $277,777 for a purchase price of $250,000 resulting in an original issue discount of $27,777. The Kishon Note has a due date of November 10, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Kishon Note this rate will increase to 18%, and the Kishon Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Kishon Note entered default status on November 11, 2022. The Kishon Commitment Fee Shares and Kishon Warrants resulted in a discount to the Kishon Note in the amount of $138,492.

During the year ended December 31, 2023, a default penalty in the amount of $138,889 and an additional fee in the amount of $15,000 were added to the principal amount of the Kishon Note. During the year ended December 31, 2024, as a result of the variable price of the conversion feature, the Company recorded an initial derivative liability of $100,551 upon bifurcating the conversion feature pursuant to ASC815. See Note 11 to these financials for further discussion.

At September 30, 2025, principal and interest in the amount of $431,666 and $224,939, respectively, were due on the Kishon Note. At December 31, 2024, principal and interest in the amount of $431,666 and $166,823, respectively, were due on the Kishon Note. This note was in default at September 30, 2025.

Finnegan Note 1

On May 23, 2022, the Company issued a 10% Promissory Note in the principal amount of $47,059 to Jessica Finnegan (the “Finnegan Note 1”). Finnegan Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 20, 2022, as extended, or (ii) five (5) business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 1 was $40,000; the amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 1 entered default status on November 21, 2022, and the interest rate increased to 18%. The Finnegan Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 1, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 1. In addition, Ms. Finnegan received five-year warrants to purchase 386 shares of common stock at a price of $25.00 per share with a fair value of $2,000 at the date of issuance, and 1,930 shares of common stock with a value of $3,240; these amounts were recorded as discounts to Finnegan Note 1.

Finnegan Note 2

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 to Jessica Finnegan (the “Finnegan Note 2”). Finnegan Note 2 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Finnegan Note 2 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 2, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 2 entered default status on December 1, 2022, and the interest rate increased to 18%. The Finnegan Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 2, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 2. In addition, Ms. Finnegan received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $1,250 at the date of issuance, and 242 shares of common stock with a value of $2,025; these amounts were recorded as discounts to the Finnegan Note 2.

Finnegan Note 3

On August 4, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 (the “Finnegan Note 3”) to Jessica, Kevin C., Brody, Isabella and Jack Finnegan (collectively, the “Finnegans”). Finnegan Note 3 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) February 3, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 3 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in Finnegan Note 3, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Finnegan Note 3 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which The Finnegans reasonably believes contains a term that is more favorable than those in the Finnegan Note 3, the Company shall notify The Finnegans of such term, and such term, at the option of The Finnegans, shall become a part of the Finnegan Note 3. In addition, The Finnegans received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $850 at the date of issuance, and 242 shares of common stock with a value of $1,100; these amounts were recorded as discounts to the Finnegan Note 3.

On April 24, 2025, the Company entered into an Obligation Exchange Agreement with Finnegan whereby Finnegan agreed to settle the above notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders. As a result of the exchange the Company recorded a gain on settlement of liabilities of $303,638.

At September 30, 2025, all principal and accrued interest were fully satisfied and retired on these notes. At December 31, 2024, principal and accrued interest in the amount of $105,883 and $44,957, respectively, were due on these notes.

2025 Bridge Notes

On May 6, 2025, the Company entered into a short term note payable agreement with one of its investors and received cash proceeds of $25,000. The note is bears interest at 10% per annum and matures 10 days after issuance, May 17, 2025. In the event of default, the Company is required to pay 120% of the principal balance. This note has been exchanged for a 12 month note without penalty with an original issue discount of 5%, bears no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $26,250. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days.

On May 19, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with three of its institutional investors for gross proceeds of $75,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $78,750. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days.

On July 21, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with two of its institutional investors for gross proceeds of $100,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $105,000. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days.

Aggregate interest expense on the notes payable was $23,229 and $32,416 for the three months ended September 30, 2025 and 2024 respectively. Aggregate interest expense on the notes payable was $65,815 and $140,643 for the nine months ended September 30, 2025 and 2024. Accrued interest on notes payable were $230,773 and $211,780 at September 30, 2025, and December 31, 2024, respectively.

Note 10: Notes Payable

The following table summarizes the outstanding notes payable as of December 31, 2024, and 2023, respectively:

	December 31, 2024	December 31, 2023
Kishon Note	$431,666	$431,666
Finnegan Note 1	51,765	51,765
Finnegan Note 2	32,353	32,353
Schrier Note	-	25,882
Nommsen Note	-	64,705
Caplan Note	-	64,705
Finnegan Note 3	32,353	32,353
Lightmas Note	-	66,000
Lewis Note	-	33,000
Goff Note	-	33,000
Hagan Note	-	110,000
Total Notes Payable	548,137	945,429

Current Portion	548,137	945,429
Long-term portion	$-	$-

Kishon Note

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Kishon Agreement”) with Kishon Investments, LLC (“Kishon”) with respect to the sale and issuance to Kishon of: (i) an initial commitment fee in the amount of $159,259 in the form of 12,741 shares (the “Kishon Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $277,777 (the “Kishon Note”), and (iii) Common Stock Purchase Warrants to purchase 5,556 shares of the Company’s common stock (the “Kishon Warrants”). Should Kishon receive net proceeds of less than $159,259 from the sale of the Kishon Commitment Fee Shares, the Company will issue additional shares to Kishon or pay the shortfall amount to Kishon in cash. The terms of the Kishon Agreement resulted in the Company recording a derivative liability in the initial amount of $27,793.

The Kishon Note was issued in the principal amount of $277,777 for a purchase price of $250,000 resulting in an original issue discount of $27,777. The Kishon Note has a due date of November 10, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Kishon Note this rate will increase to 18%, and the Kishon Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Kishon Note entered default status on November 11, 2022. The Kishon Commitment Fee Shares and Kishon Warrants resulted in a discount to the Kishon Note in the amount of $138,492.

During the year ended December 31, 2023, a default penalty in the amount of $138,889 and an additional fee in the amount of $15,000 were added to the principal amount of the Kishon Note. During the year ended December 31, 2024, as a result of the variable price of the conversion feature, the Company recorded an initial derivative liability of $100,551 upon bifurcating the conversion feature pursuant to ASC815. See Note 12 to these financials for further discussion.

At December 31, 2023, principal and interest in the amount of $431,666 and $88,909, respectively, were due on the Kishon Note. At December 31, 2024, principal and interest in the amount of $431,666 and $166,823, respectively, were due on the Kishon Note. This note was in default at December 31, 2024.

Finnegan Note 1

On May 23, 2022, the Company issued a 10% Promissory Note in the principal amount of $47,059 to Jessica Finnegan (the “Finnegan Note 1”). Finnegan Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 20, 2022, as extended, or (ii) five (5) business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 1 was $40,000; the amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 1 entered default status on November 21, 2022, and the interest rate increased to 18%. The Finnegan Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 1, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 1. In addition, Ms. Finnegan received five-year warrants to purchase 386 shares of common stock at a price of $25.00 per share with a fair value of $2,000 at the date of issuance, and 1,930 shares of common stock with a value of $3,240; these amounts were recorded as discounts to Finnegan Note 1.

Principal and accrued interest in the amount of $51,765 and $11,889, respectively, were due on this note at December 31, 2023. At December 31, 2024, principal and interest in the amount of $51,765 and $20,537, respectively, were due on the Finnegan Note. This note was in default at December 31, 2024.

Finnegan Note 2

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 to Jessica Finnegan (the “Finnegan Note 2”). Finnegan Note 2 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Finnegan Note 2 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 2, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 2 entered default status on December 1, 2022, and the interest rate increased to 18%. The Finnegan Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 2, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 2. In addition, Ms. Finnegan received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $1,250 at the date of issuance, and 242 shares of common stock with a value of $2,025; these amounts were recorded as discounts to the Finnegan Note 2.

At December 31, 2023, principal and accrued interest in the amount of $32,353 and $7,341, respectively, were due on this note. At December 31, 2024, principal and interest in the amount of $32,353 and $12,705, respectively, were due on the Finnegan Note. This note was in default at December 31, 2024.

Schrier Note

On July 7, 2022, the Company issued a 10% Promissory Note in the principal amount of $23,259 to Charles Schrier (the “Schrier Note”). The Schrier Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) January 8, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Schrier Note was $20,000; the amount payable at maturity will be $23,529 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Schrier Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Schrier Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Schrier reasonably believes contains a term that is more favorable than those in the Schrier Note, the Company shall notify Mr. Schrier of such term, and such term, at the option of Mr. Schrier, shall become a part of the Schrier Note. In addition, Mr. Schrier received five-year warrants to purchase 193 shares of common stock at a price of $25.00 per share with a fair value of $820 at the date of issuance, and 193 shares of common stock with a value of $1,000; these amounts were recorded as discounts to the Schrier Note.

At December 31, 2023, principal and accrued interest in the amount of $25,882 and $5,383, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 8,614 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $32,133.

Nommsen Note

On July 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $58,823 to Eric S. Nommsen (the “Nommsen Note”). The Nommsen Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, as extended, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Nommsen Note was $50,000; the amount payable at maturity will be $58,823 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Nommsen Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Nommsen Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Nommsen Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Nommsen reasonably believes contains a term that is more favorable than those in the Nommsen Note, the Company shall notify Mr. Nommsen of such term, and such term, at the option of Mr. Nommsen, shall become a part of the Nommsen Note. In addition, Mr. Nommsen received five-year warrants to purchase 483 shares of common stock at a price of $25.00 per share with a fair value of $1,850 at the date of issuance, and 483 shares of common stock with a value of $2,350; these amounts were recorded as discounts to the Nommsen Note.

At December 31, 2023, principal and accrued interest in the amount of $64,705 and $13,685, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 22,565 shares of common stock at a price of $4. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $80,282.

Caplan Note

On July 27, 2022, the Company issued a 10% Promissory Note in the principal amount of $58,823 to James H. Caplan (the “Caplan Note”). The Caplan Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Caplan Note was $50,000; the amount payable at maturity will be $58,823 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Caplan Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Caplan Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Caplan reasonably believes contains a term that is more favorable than those in the Caplan Note, the Company shall notify Mr. Caplan of such term, and such term, at the option of Mr. Caplan, shall become a part of the Caplan Note. In addition, Mr. Caplan received five-year warrants to purchase 483 shares of common stock at a price of $25.00 per share with a fair value of $1,850 at the date of issuance, and 483 shares of common stock with a value of $2,350; these amounts were recorded as discounts to the Caplan Note.

At December 31, 2023, principal and accrued interest in the amount of $64,705 and $12,989, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 37,283 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $75,613.

Finnegan Note 3

On August 4, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 (the “Finnegan Note 3”) to Jessica, Kevin C., Brody, Isabella and Jack Finnegan (collectively, the “Finnegans”). Finnegan Note 3 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) February 3, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 3 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in Finnegan Note 3, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Finnegan Note 3 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which The Finnegans reasonably believes contains a term that is more favorable than those in the Finnegan Note 3, the Company shall notify The Finnegans of such term, and such term, at the option of The Finnegans, shall become a part of the Finnegan Note 3. In addition, The Finnegans received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $850 at the date of issuance, and 242 shares of common stock with a value of $1,100; these amounts were recorded as discounts to the Finnegan Note 3.

At December 31, 2023, principal and accrued interest in the amount of $32,353 and $6,350, respectively, were due on this note. At December 31, 2024, principal and accrued interest in the amount of $32,353 and $11,714, respectively, were due on this note. This note was in default at December 31, 2024.

Lightmas Note

On September 2, 2022, the Company issued a 10% Promissory Note in the principal amount of $60,000 to Frank Lightmas (the “Lightmas Note”). The Lightmas Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Lightmas Note was $51,000; the amount payable at maturity will be $60,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Lightmas Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lightmas Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Lightmas Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Lightmas reasonably believes contains a term that is more favorable than those in the Lightmas Note, the Company shall notify Mr. Lightmas of such term, and such term, at the option of Mr. Lightmas, shall become a part of the Lightmas Note. In addition, Mr. Lightmas received 492 shares of common stock with a value of $2,640; this amount was recorded as a discount to the Lightmas Note.

At December 31, 2023, principal and accrued interest in the amount of $66,000 and $13,325, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 22,850 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $81,301.

Lewis Note

On September 2, 2022, the Company issued a 10% Promissory Note in the principal amount of $30,000 to Lisa Lewis (the “Lewis Note”). The Lewis Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Lewis Note was $25,500; the amount payable at maturity will be $30,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Lewis Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lewis Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Lewis Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lewis reasonably believes contains a term that is more favorable than those in the Lewis Note, the Company shall notify Ms. Lewis of such term, and such term, at the option of Ms. Lewis, shall become a part of the Lewis Note. In addition, Ms. Lewis received 246 shares of common stock with a value of $1,320; this amount was recorded as a discount to the Lewis Note.

At December 31, 2023, principal and accrued interest in the amount of $33,000 and $6,663, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 12,409 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $40,385.

Goff Note

On September 2, 2022, the Company issued a 10% Promissory Note in the principal amount of $30,000 to Sharon Goff (the “Goff Note”). The Goff Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Goff Note was $25,500; the amount payable at maturity will be $30,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Goff Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Goff Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Goff Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Goff reasonably believes contains a term that is more favorable than those in the Goff Note, the Company shall notify Ms. Goff of such term, and such term, at the option of Ms. Goff, shall become a part of the Goff Note. In addition, Ms. Goff received 246 shares of common stock with a value of $1,320; this amount was recorded as a discount to the Goff Note.

At December 31, 2023, principal and accrued interest in the amount of $33,000 and $6,663, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 12,409 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $40,385.

Hagan Note

On September 2, 2022, the Company issued a 10% Promissory Note in the principal amount of $100,000 to Cliff Hagan (the “Hagan Note”). The Hagan Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) December 10, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Hagan Note was $85,000; the amount payable at maturity will be $100,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Hagan Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Hagan Note entered default status on December 11, 2022, and the interest rate increased to 18%. The Hagan Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Hagan reasonably believes contains a term that is more favorable than those in the Hagan Note, the Company shall notify Mr. Hagan of such term, and such term, at the option of Mr. Hagan, shall become a part of the Hagan Note. In addition, Mr. Hagan received 820 shares of common stock with a value of $4,715; this amount was recorded as a discount to the Hagan Note.

At December 31, 2023, principal and accrued interest in the amount of $110,000 and $21,793, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 37,977 shares of common stock at a price of $4 per share. The Company recorded the shares at the closing price on the date of issuance, which resulted in a gain on the transaction of $135,114.

AJB Note

On March 18, 2022, the Company entered into a Securities Purchase Agreement (the “AJB Agreement”) with AJB Capital Investments, LLC (“AJB”) with respect to the sale and issuance to AJB of: (i) an initial commitment fee in the amount of $430,000 in the form of 34,400 shares (the “AJB Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $750,000 (the “AJB Note”), and (iii) Common Stock Purchase Warrants to purchase 15,000 shares of the Company’s Common Stock (the “AJB Warrants”). The AJB Note and AJB Warrants were issued on March 17, 2022 and were held in escrow pending effectiveness of the AJB Agreement. Should AJB receive net proceeds of less than $430,000 from the sale of the AJB Commitment Fee Shares, the Company will issue additional shares to AJB or pay the shortfall amount to AJB in cash (the “AJB True-up Obligation”. The terms of the AJB Agreement resulted in the Company recording a derivative liability in the initial amount of $106,608. On November 18, 2022, the Company issued 91,328 shares of common stock to AJB and recorded a loss in the amount of $9,007 in connection with the settlement of the AJB True-up Obligation.

The AJB Note was issued in the principal amount of $750,000 for a purchase price of $675,000, resulting in an original issue discount of $75,000, and has a due date, as extended, of March 17, 2023. The AJB Note bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the AJB Note this rate will increase to 18% and the AJB Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The AJB Note entered default status on October 6, 2022. The AJB Commitment Fee Shares and AJB Warrants resulted in a discount to the AJB Note in the amount of $349,914.

During the year ended December 31, 2023, a default penalty in the amount of $375,000 and an additional fee in the amount of $15,000 were added to the principal amount of the AJB note. During the year ended December 31, 2023, interest in the amount of $69,167 was accrued on the AJB Note.

On April 11, 2023, an equity investment incentive in the amount of $800,800 representing 65% of the total amount due under the AJB Note, along with original principal of $750,000, the default penalty of $375,000, the fee of $15,000, and accrued interest of $92,000 (a total of $2,032,800) was converted to 2,033 shares of the Company’s Series F Preferred Stock. Other than the equity investment incentive of $800,800, there was no additional gain or loss recognized on this transaction as the Series F Preferred Stock was issued at its face value of $1,000 per share. At December 31, 2023, there were no amounts due under the AJB Note.

Anson Investments Note

On April 6, 2022, the Company entered into a Securities Purchase Agreement (the “Anson Investments Agreement”) with Anson Investments Master Fund LP (“Anson Investments”) with respect to the sale and issuance to Anson Investments of: (i) an initial commitment fee in the amount of $322,500 in the form of 25,800 shares (the “Anson Investments Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $562,500 (the “Anson Investments Note”), and (iii) Common Stock Purchase Warrants to purchase 11,250 shares of the Common Stock (the “Anson Investments Warrants”). Should Anson Investments receive net proceeds of less than $322,500 from the sale of the Anson Investments Commitment Fee Shares, the Company will issue additional shares to Anson Investments or pay the shortfall amount to Anson Investments in cash. The terms of the Anson Investments Agreement resulted in the Company recording a derivative liability in the initial amount of $27,040.

The Anson Investments Note was issued in the principal amount of $562,500 for a purchase price of $506,250 resulting in an original issue discount of $56,250. The Anson Investments Note has a due date of October 6, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Anson Investments Note this rate will increase to 18% and the Anson Investment Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Anson Investments Note entered default status on October 6, 2022. The Anson Investments Commitment Fee Shares and Anson Investments Warrants resulted in a discount to the Anson Investments Note in the amount of $416,375.

During the year ended December 31, 2023, a default penalty in the amount of $281,250 and an additional fee in the amount of $15,000 were added to the principal amount of the Anson Investments Note. During the year ended December 31, 2023, interest in the amount of $ $27,157 was accrued on the Anson Investments Note.

On April 11, 2023, an equity investment incentive in the amount of $602,815 representing 65% of the total amount due under the Anson Investments Note, along with original principal of $562,500, the default penalty of $281,250, the fee of $15,000, and accrued interest of $68,657 (a total of $1,530,222) was converted to 1,531 shares of the Company’s Series F Preferred Stock. Other than the equity investment incentive of $602,815, there was no gain or loss recognized on this transaction as the Series F Preferred Stock was issued at its face value of $1,000 per share. At December 31, 2023, there were no amounts due under the Anson Investments Note.

Anson East Note

On April 6, 2022, the Company entered into a Securities Purchase Agreement (the “Anson East Agreement”) with Anson East Master Fund LP (“Anson East”) with respect to the sale and issuance to Anson East of: (i) an initial commitment fee in the amount of $107,500 in the form of 8,600 shares (the “Anson East Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $187,500 (the “Anson East Note”), and (iii) Common Stock Purchase Warrants to purchase 3,750 shares of the Company’s common stock (the “Anson East Warrants”). Should Anson East receive net proceeds of less than $107,500 from the sale of the Anson East Commitment Fee Shares, the Company will issue additional shares to Anson East or pay the shortfall amount to Anson East in cash. The terms of the Anson East Agreement resulted in the Company recording a derivative liability in the initial amount of $9,014.

The Anson East Note was issued in the principal amount of $187,500 for a purchase price of $168,750 resulting in an original issue discount of $18,750. The Anson East Note has a due date of October 6, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Anson East Note this rate will increase to 18%, and the Anson East Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Anson East Note entered default status on October 6, 2022. The Anson East Commitment Fee Shares and Anson East Warrants resulted in a discount to the Anson East Note in the amount of $147,290.

During the year ended December 31, 2023, a default penalty in the amount of $93,750 and an additional fee in the amount of $15,000 were added to the principal amount of the Anson East Note. During the year ended December 31, 2023, the amount of $9,552 was accrued on the Anson East Note.

On April 11, 2023, an equity investment incentive in the amount of $207,763 representing 65% of the total amount due under the Anson East Note, along with original principal of $187,500, the default penalty of $93,750, the fee of $15,000, and accrued interest of $23,385 (a total of $527,398) was converted to 528 shares of the Company’s Series F Preferred Stock. Other than the equity investment incentive of $207,763, there was no gain or loss recognized on this transaction as the Series F Preferred Stock was issued at its face value of $1,000 per share. At December 31, 2023, there were no amounts due under the Anson East Note.

GS Capital Note

On April 18, 2022, the Company entered into a Securities Purchase Agreement (the “GS Capital Agreement”) with GS Capital Investments, LLC (“GS Capital”) with respect to the sale and issuance to GS Capital of: (i) an initial commitment fee in the amount of $159,259 in the form of 12,741 shares (the “GS Capital Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $277,777 (the “GS Capital Note”), and (iii) Common Stock Purchase Warrants to purchase 5,556 shares of the Company’s common stock (the “GS Capital Warrants”). Should GS Capital receive net proceeds of less than $159,259 from the sale of the GS Capital Commitment Fee Shares, the Company will issue additional shares to GS Capital or pay the shortfall amount to GS Capital in cash. The terms of the GS Capital Agreement resulted in the Company recording a derivative liability in the initial amount of $21,920.

The GS Capital Note was issued in the principal amount of $277,777 for a purchase price of $250,000 resulting in an original issue discount of $27,777. The GS Capital Note has a due date of November 10, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the GS Capital Note this rate will increase to 18%, and the GS Capital Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The GS Capital Note entered default status on October 19, 2022. The GS Capital Commitment Fee Shares and GS Capital Warrants resulted in a discount to the GS Capital Note in the amount of $162,158.

During the year ended December 31, 2023, GS Capital converted an aggregate amount of $72,777 of principal and $8,679 of accrued interest in the GS Capital Note into an aggregate of 57,140 shares of the Company’s common stock at an average price of $1.46 per share. These conversions were made pursuant to the terms of the GS Capital Note, and no gain or loss was recorded on these transactions. During the year ended December 31, 2023, a default penalty in the amount of $138,889 and an additional fee in the amount of $15,000 were added to the principal amount of the GS Capital Note. During the year ended December 31, 2023, interest in the amount $13,965 was accrued on the GS Capital Note.

On April 11, 2023, an equity investment incentive in the amount of $249,439 representing 65% of the total amount due under the GS Capital Note, along with the original principal of $205,000, the default penalty of $138,889, the fee of $15,000, and accrued interest of $24,864 (a total of $633,192) was converted to 634 shares of the Company’s Series F Preferred Stock. Other than the equity investment incentive of $249,439, there was no gain or loss recognized on this transaction as the Series F Preferred Stock was issued at its face value of $1,000 per share. At December 31, 2023, there were no amounts due under the GS Capital Note.

Bridge Notes

During the year ended December 31, 2024, the Company issued various 10% Promissory Notes (the “Bridge Notes”) with three institutional investors for an aggregate principal amount of $548,000 each with maturity date 1 year from the date of issuance. The Bridge Notes bore interest at the rate of 10% per annum which will accrue monthly. During the year ended December 31, 2024, the Company recorded interest expense of 32,132 related to the Bridge Notes. On December 31, 2024, the Company and investors agreed to exchange the Bridge notes and accrued interest for its newly created Series A preferred stock. As a result of the exchange, the Company determined the Bridge Notes were extinguished and recorded a gain of $28,886. See Note 11 for details of the Series A preferred stock.

Aggregate interest expense on the above note’s payable was $195,838 and $1,615,591 for the years ended December 31, 2024, and 2023, respectively. Accrued interest on notes payable were $374,376 and $348,821 at December 31, 2024, and 2023, respectively.

Related Party [Member]
Notes Payable [Line Items]
Notes Payable

Note 10: Notes Payable – Related Parties

The following table summarizes the outstanding related party notes payable as of September 30, 2025, and December 31, 2024;

	September 30, 2025	December 31, 2024
Lindstrom Note	$-	45,294
Lindstrom Note 2	-	18,750
Notes Payable	-	64,044

Current Portion, net of discount	$-	$64,044
Long-term portion, net of discount	$-	$-

Lindstrom Note

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $41,176 in a related party transaction to Jenny Lindstrom, who was the Company’s Chief Legal Officer (the “Lindstrom Note 1”). The Lindstrom Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Lindstrom Note 1 was $35,000; the amount payable at maturity will be $41,176 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Lindstrom Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lindstrom Note 1 entered default status on December 1, 2022, and the interest rate increased to 18%. The Lindstrom Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lindstrom reasonably believes contains a term that is more favorable than those in the Lindstrom Note 1, the Company shall notify Ms. Lindstrom of such term, and such term, at the option of Ms. Lindstrom, shall become a part of the Lindstrom Note 1. In addition, Ms. Lindstrom received five-year warrants to purchase 338 shares of common stock at a price of $25.00 per share with a fair value of $1,750 at the date of issuance, and 338 shares of common stock with a value of $2,835; these amounts were recorded as discounts to the Lindstrom Note 1.

Lindstrom Note 2

On November 29, 2022, the Company issued a promissory note (the “Lindstrom Note 2”) in a related party transactions to Jenny Lindstrom, who was the Company’s former Vice President and Chief Legal Officer. The Lindstrom Note 2 has a due date of May 28, 2023, and bears interest at the rate of 10% per annum which will accrue from the date of the note. Following an event of default as defined, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lindstrom Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lindstrom reasonably believes contains a term that is more favorable than those in the Lindstrom Note 2, the Company shall notify Ms. Lindstrom of such term, and such term, at the option of Ms. Lindstrom, shall become a part of the Lindstrom Note 2. In addition, Lindstrom received a five-year warrant to purchase 750 shares of the Company’s common stock at a price equal to the price of any warrant included in an offering in connection with listing at the Nasdaq Global Market. This warrant has been cancelled in conjunction with the satisfaction of the notes.

On April 24, 2025, the Company entered into an Obligation Exchange Agreement with Lindstrom whereby Lindstrom agreed to settle the above notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders. As a result of the exchange the Company recorded a gain on settlement of liabilities of $249,765.

At September 30, 2025, all principal and accrued interest were fully satisfied and retired on these notes. At December 31, 2024, there was principal and interest in the aggregate amount of $64,044 and $22,548, respectively, due on these notes.

Aggregate interest expense on the notes payable – related parties was $0 and $10,587 for the three months ended September 30, 2025 and 2024, respectively. Aggregate interest expense on the notes payable – related parties was $2,297 and $26,133 for the nine months ended September 30, 2025 and 2024, respectively. Accrued interest on notes payable – related parties were $0 and $22,547 at September 30, 2025, and December 31, 2024, respectively.

Note 11: Notes Payable – Related Parties

The following table summarizes the outstanding related party notes payable as of December 31, 2024, and 2023, respectively;

	December 31, 2024	December 31, 2023
M Diamond Note	-	64,706
Dobbertin Note	-	19,412
Lindstrom Note	45,294	45,294
Mitchell Note	-	78,100
Leath Note	-	55,000
November 29, 2022, Notes	18,750	37,500
Notes Payable	64,044	300,012

Current Portion, net of discount	$64,044	$300,012
Long-term portion, net of discount	-	-

Howe Note 1

On December 30, 2021, we issued a 10% Promissory Note in the principal amount of $1,000,000 in a related party transaction to the Michael C. Howe Living Trust (the “Howe Note 1”). Michael C. Howe was the Chief Executive Officer of The Good Clinic LLC, one of our subsidiaries. The Howe Note 1 bears interest at the rate of 10% interest rate per annum and has a maturity date that is the earlier of (i) November 30, 2022, as extended, or (ii) five (5) business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Howe Note 1 was $850,000; the amount payable at maturity will be $1,000,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Howe Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Howe Note 1 entered delinquent status on December 1, 2022, and the interest rate increased to 18%. The Howe Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security, which Mr. Howe reasonably believes contains a term that is more favorable than those in the Howe Note 1, we shall notify Mr. Howe of such term, and such term, at the option of Mr. Howe, shall become a part of the Howe Note 1. In addition, Mr. Howe five-year warrants to purchase 42,000 shares of common stock at a price of $25.00 per share, and five-year warrants to purchase 42,000 shares of common stock at $37.50 per share with an aggregate fair value of $261,568 at the date of issuance, which was recorded as a discount to this note. Interest in the amount of $106,795 was accrued on the Howe Note 1 during the year ended December 31, 2022. Discounts in the amount of $511,568 were amortized to interest expense during the year ended December 31, 2022, and total discounts in the amount of $0 remained outstanding at December 31, 2022. Principal and accrued interest in the amounts $1,100,000 and $106,795, respectively, were due on the Howe Note 1 at December 31, 2022.

During the year ended December 31, 2023, interest in the amount of $168,761, respectively, was accrued on the Howe Note 1; principal and accrued interest in the amount of $0 were due on this note at December 31, 2023.

Howe Note 2

On June 9, 2022, the Company issued a 10% Promissory Note in the principal amount of $300,000 in a related party transaction to the Michael C. Howe Living Trust (the “Howe Note 2”). Michael C. Howe was the Chief Executive Officer of The Good Clinic LLC, one of our subsidiaries. The Howe Note 2 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Howe Note 2 was $255,000; the amount payable at maturity will be $300,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Howe Note 2, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Howe Note 2 entered default status on December 1, 2022, and the interest rate increased to 18%. The Howe Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Howe reasonably believes contains a term that is more favorable than those in the Howe Note 2, the Company shall notify Mr. Howe of such term, and such term, at the option of Mr. Howe, shall become a part of the Howe Note 2. In addition, Mr. Howe received five-year warrants to purchase 2,460 shares of common stock at a price of $25.00 per share with a fair value of $10,965 at the date of issuance, and 2,460 shares of common stock with a value of $22,440; these amounts were recorded as discounts to the Howe Note 2. Interest in the amount of $18,888 was accrued on the Howe Note 2 during the year ended December 31, 2022. Discounts in the amount of $108,405 were amortized to interest expense during the year ended December 31, 2022, and total discounts in the amount of $0 remained outstanding at December 31, 2022. Principal and accrued interest in the amounts $330,000 and $18,888, respectively, were due on the Howe Note 2 at December 31, 2022.

During the year ended December 31, 2023, interest in the amount of $50,362 was accrued on the Howe Note 2; principal and accrued interest in the amount of $0 were due on this note at December 31, 2023.

Howe Note 3

On July 21, 2022, the Company issued a 10% Promissory Note in the principal amount of $300,000 in a related party transaction to the Michael C. Howe Living Trust (the “Howe Note 3”). Michael C. Howe was the Chief Executive Officer of The Good Clinic LLC, one of our subsidiaries. The Howe Note 3 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, as extended, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Howe Note 3 was $255,000; the amount payable at maturity will be $300,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Howe Note 3, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Howe Note 3 entered default status on December 1, 2022, and the interest rate increased to 18%. The Howe Note 3 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Howe reasonably believes contains a term that is more favorable than those in the Howe Note 3, the Company shall notify Mr. Howe of such term, and such term, at the option of Mr. Howe, shall become a part of the Howe Note 3. In addition, Mr. Howe received five-year warrants to purchase 2,460 shares of common stock at a price of $25.00 per share with a fair value of $9,945 at the date of issuance, and 2,460 shares of common stock with a value of $12,495; these amounts were recorded as discounts to the Howe Note 3. Interest in the amount of $15,436 was accrued on the Howe Note 3 during the year ended December 31, 2022. Discounts in the amount of $97,440 were amortized to interest expense during the year ended December 31, 2022, and total discounts in the amount of $0 remained outstanding at December 31, 2022. Principal and accrued interest in the amounts $330,000 and $15,436, respectively, were due on the Howe Note 3 at December 31, 2022.

During the year ended December 31, 2023, interest in the amount of $50,314, respectively, was accrued on the Howe Note 3; principal and accrued interest in the amount of $0 were due on this note at December 31, 2023.

Howe Note 4

On August 18, 2022, the Company issued a 10% Promissory Note in the principal amount of $200,000 in a related party transaction to the Michael C. Howe Living Trust (the “Howe Note 4”). Michael C. Howe was the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. The Howe Note 4 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Howe Note 4 was $170,000; the amount payable at maturity will be $200,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Howe Note 4, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Howe Note 4 entered default status on December 1, 2022, and the interest rate increased to 18%. The Howe Note 4 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Howe reasonably believes contains a term that is more favorable than those in the Howe Note 4, the Company shall notify Mr. Howe of such term, and such term, at the option of Mr. Howe, shall become a part of the Howe Note 4. In addition, Mr. Howe received 1,640 shares of common stock with a value of $10,775; this amount was recorded as a discount to the Howe Note 4. Interest in the amount of $8,756 was accrued on the Howe Note 4 during the year ended December 31, 2022. Discounts in the amount of $60,775 were amortized to interest expense during the year ended December 31, 2022, and total discounts in the amount of $0 remained outstanding at December 31, 2022. Principal and accrued interest in the amounts $220,000 and $8,756, respectively, were due on the Howe Note 4 at December 31, 2022.

During the year ended December 31, 2023, interest in the amount of 34,077 was accrued on the Howe Note 4; principal and accrued interest in the amount of $0, respectively, were due on this note at December 31, 2023.

Howe Debt Exchange Agreement

On December 8, 2023, the Company sold the remaining assets of The Good Clinic, LLC to Leading Primary Care LLC, a company organized by Michael C. Howe, the former CEO of The Good Clinic, LLC. As consideration for the transaction, Mr. Howe cancelled the existing notes payable and accrued interest owed to Mr. Howe in the amount of $2,454,821.

M Diamond Note

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $58,823 to Melissa Diamond (the “M Diamond Note”). Ms. Diamond is the daughter of Larry Diamond, former CEO. The M Diamond Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the M Diamond Note was $50,000; the amount payable at maturity will be $58,823 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the M Diamond Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The M Diamond Note entered default status on December 1, 2022, and the interest rate increased to 18%. The M Diamond Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Diamond reasonably believes contains a term that is more favorable than those in the M Diamond Note, the Company shall notify Ms. Diamond of such term, and such term, at the option of Ms. Diamond, shall become a part of the M Diamond Note. In addition, Ms. Diamond received five-year warrants to purchase 483 shares of common stock at a price of $25.00 per share with a fair value of $2,500 at the date of issuance, and 483 shares of common stock with a value of $4,050; these amounts were recorded as discounts to the M Diamond Note.

At December 31, 2023, principal and accrued interest in the amount of $64,706 and $14,682, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 20,966 shares of common stock. The amount was recorded as a contribution to capital as this is a related party note.

Dobbertin Note

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $17,647 in a related party transaction to Alexander Dobbertin (the “Dobbertin Note”). Mr. Dobbertin is the spouse of Jenny Lindstrom, who was the Company’s Chief Legal Officer. The Dobbertin Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Dobbertin Note was $15,000; the amount payable at maturity will be $17,647 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Dobbertin Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Dobbertin Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Dobbertin Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Dobbertin reasonably believes contains a term that is more favorable than those in the Dobbertin Note, the Company shall notify Mr. Dobbertin of such term, and such term, at the option of Mr. Dobbertin, shall become a part of the Dobbertin Note. In addition, Mr. Dobbertin received five-year warrants to purchase 145 shares of common stock at a price of $25.00 per share with a fair value of $750 at the date of issuance, and 145 shares of common stock with a value of $1,215; these amounts were recorded as discounts to the Dobbertin Note.

At December 31, 2023, principal and accrued interest in the amount of $19,412 and $4,405, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 6,558 shares of common stock. The amount was recorded as a contribution to capital as this is a related party note.

Lindstrom Note

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $41,176 in a related party transaction to Jenny Lindstrom, who was the Company’s Chief Legal Officer (the “Lindstrom Note 1”). The Lindstrom Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Lindstrom Note 1 was $35,000; the amount payable at maturity will be $41,176 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Lindstrom Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lindstrom Note 1 entered default status on December 1, 2022, and the interest rate increased to 18%. The Lindstrom Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lindstrom reasonably believes contains a term that is more favorable than those in the Lindstrom Note 1, the Company shall notify Ms. Lindstrom of such term, and such term, at the option of Ms. Lindstrom, shall become a part of the Lindstrom Note 1. In addition, Ms. Lindstrom received five-year warrants to purchase 338 shares of common stock at a price of $25.00 per share with a fair value of $1,750 at the date of issuance, and 338 shares of common stock with a value of $2,835; these amounts were recorded as discounts to the Lindstrom Note 1.

At December 31, 2023, principal and accrued interest in the amount of $45,294 and $10,277, respectively, were due on this note. At December 31, 2024, principal and accrued interest in the amount of $45,294 and $17,709, respectively, were due on this note. This note was in default at December 31, 2024.

Mitchell Note

On September 2, 2022, the Company issued a 10% Promissory Note in the principal amount of $71,000 to John Mitchell (the “Mitchell Note”). The Mitchell Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Mitchell Note was $60,350; the amount payable at maturity will be $71,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Mitchell Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Mitchell Note entered default status on December 1, 2022, and the interest rate increased to 18%. The Mitchell Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Mitchell reasonably believes contains a term that is more favorable than those in the Mitchell Note, the Company shall notify Mr. Mitchell of such term, and such term, at the option of Mr. Mitchell, shall become a part of the Mitchell Note. In addition, Mr. Mitchell received 582 shares of common stock with a value of $3,124; this amount was recorded as a discount to the Mitchell Note.

At December 31, 2023, principal and accrued interest in the amount of $78,100 and $15,768, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 27,040 shares of common stock. The amount was recorded as a contribution to capital as this is a related party note.

Leath Note

On September 15, 2022, the Company issued a 10% Promissory Note in the principal amount of $50,000 to Mack Leath (the “Leath Note”). The Leath Note bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) December 15, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Leath Note was $42,500; the amount payable at maturity will be $50,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Leath Note, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Leath Note entered default status on December 16, 2022, and the interest rate increased to 18%. The Leath Note contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Mr. Leath reasonably believes contains a term that is more favorable than those in the Leath Note, the Company shall notify Mr. Leath of such term, and such term, at the option of Mr. Leath, shall become a part of the Leath Note. In addition, Mr. Leath received 410 shares of common stock with a value of $2,868; this amount was recorded as a discount to the Leath Note.

At December 31, 2023, principal and accrued interest in the amount of $55,000 and $10,757, respectively, were due on this note. During the year ended December 31, 2024, the Company entered into a settlement agreement with the lender to settle the note and all accrued interest in full in exchange for 18,052 shares of common stock. The amount was recorded as a contribution to capital as this is a related party note.

November 29, 2022, Notes

On November 29, 2022, the Company issued seven identical promissory notes (the “November 29 Notes”) in related party transactions to the following individuals: (1) Thomas Brodmerkel, who was the Company’s CFO and Board Member; (2) Lawrence Diamond, who was the Company’s Chief Executive Officer and Board Member; (3) Sheila Schweitzer, who was a Board Member; (4) Faraz Naqvi, a former Board Member; (5) Juan Carlos Iturregui, who was a Board Member; (6) Jenny Lindstrom, who was the Company’s former Vice President and Chief Legal Officer; and (7) Michael C. Howe, who was the Chief Executive Officer of The Good Clinic, one of our subsidiaries (collectively, the “November 29 Lenders”).

The November 29 notes have due dates of May 28, 2023. The November 29 Notes are subject to the Series E Exchange Agreement whereby each of the November 29 Lenders will exchange (a) amounts due under the November 29 Notes for a number of shares of the Company’s Series E Convertible Preferred Stock equal to 150% of the principal amount of each November 29 Note. See note 13. The November 29 Notes bear interest at the rate of 10% per annum which will accrue from the date of the note only if the November 29 Notes are not converted pursuant to the Series E Exchange Agreement by May 10, 2023. Following an event of default as defined in the November 29 Notes, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The November 29 Notes contain a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which November 29 Lender reasonably believes contains a term that is more favorable than those in the November 29 Note, the Company shall notify the November 29 Lenders of such term, and such term, at the option of the November 29 Lenders, shall become a part of the November 29 Note. In addition, each of the November 29 Lenders will receive five-year warrants to purchase 750 shares of the Company’s common stock at a price equal to the price of any warrant included in an offering in connection with listing at the Nasdaq Global Market. These warrants are not deemed issued at December 31, 2022, because the exercise price was not yet determined. Discounts in the amount of $667 were amortized to interest expense for each of the November 29 Notes during the year ended December 31, 2022, and discounts in the amount of $3,083 remained outstanding for each of the November 29 Notes at December 31, 2022. Principal and accrued interest in the amounts $18,750 and $164, respectively, were due on each of the seven November 29 Note at December 31, 2022.

Concurrent with the November 29 Notes, the Company entered into separate exchange agreements (the “November 29 Notes Exchange Agreements”). Pursuant to the November 29 Notes Exchange Agreements, amounts due under the November 29 Notes will be exchanged for a number Series E Convertible Preferred Stock equal to 150% of the principal amount of the Notes. No transactions occurred pursuant to the November 29 Notes Exchange Agreements during the year ended December 31, 2022.

During the year ended December 31, 2023, interest in the amount of $11,967 was accrued on the November 29 Notes.

On September 29, 2023, three of the November 29 Lenders (1) Thomas Brodmerkel, (2) Lawrence Diamond, and (3) Juan Carlos Iturregui converted their November 29 Notes into shares of the Company’s Series F Preferred Stock as follows: Each of the noteholders converted an equity investment incentive in the amount of $13,553 representing 65% of the total amount due under the November 29 Note , along with original principal of $18,750 and accrued interest of $2,101 (a total of $34,404) into 34 shares of the Company’s Series F Preferred Stock. Other than the equity investment incentives, there was no gain or loss recognized on this transaction as the Series F Preferred Stock was issued at its face value of $1,000 per share.

In each case at the time of the issuance of the Series F Preferred shares there were also certain notes, accrued fees, accrued salaries or other amounts included in the total renumeration before the conversion into the Series F Preferred shares.

On September 29, 2023, one of the November 29 Lenders, Sheila Schweitzer, converted her November 29 Note into shares of the Company’s restricted common stock as follows: principal of $18,750 and accrued interest of $2,101 were converted at a price of $0.80 per share into 26,064 shares of the Company’s common stock.

On December 8, 2023, pursuant to the Howe debt exchange agreement, Mr. Howe exchanged his note in the principal amount of $18,750 and accrued interest of $2,682 for certain assets of the company. No amounts were due under the Howe note as of December 31, 2023.

During the year ended December 31, 2024, the Company entered into a settlement agreement with Faraz Naqvi to settle the note and all accrued interest in full in exchange for 5,782 shares of common stock. The amount was recorded as a contribution to capital as this is a related party note.

At December 31, 2023, there was principal and interest in the aggregate amount of $37,500 and $5,903, respectively, due on the two November 29 Notes that are still outstanding. At December 31, 2024, there was principal and interest in the aggregate amount of $18,750 and $4,839, respectively, due on the one remaining November 29 Notes still outstanding.

Aggregate interest expense as described on the above notes payable – related parties was $33,980 for the year ended December 31, 2024. Accrued interest on notes payable – related parties were $22,547 and $61,792 at December 31, 2024, and 2023, respectively.